Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Unrealized foreign currency translation, tax (expense) recovery	$ (6)	$ (4)	$ 6	$ (9)
Other, tax recovery	$ 0	$ 0	$ 9	$ 0